RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS:

The Company has two operating leases with Weinstein Enterprises, Inc. (“Landlord”), an affiliated company, principally owned by the Chairman of the Board of Directors of both the Company and Landlord. One lease is for building, improvements, and land (Premises”) located at Jamaica Avenue at 169th Street, Jamaica, New York. Another lease is for Premises located at 504-506 Fulton Street, Brooklyn, New York.

Rent payments and expense relating to these two operating leases with Landlord follow:

	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2021	2020	2021	2020
Jamaica Avenue at 169th Street	$624,994	$624,994	$1,517,437	$1,582,344
504-506 Fulton Street	362,256	362,256	350,438	350,437
Total	$987,250	$987,250	$1,867,875	$1,932,781

The following summarizes assets and liabilities related to these two leases:

	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2021	2020	2021	2020	Expiration Date
Jamaica Avenue at 169th Street	$12,842,642	$13,190,809	$4,959,450	$5,084,505	May 31, 2030
504-506 Fulton Street	2,831,134	2,890,056	2,946,306	3,008,181	April 30, 2031
Total	$15,673,776	$16,080,865	$7,905,756	$8,092,686

Upon termination of the Jamaica, New York lease in 2030, all premises included in operating lease right-of-use assets plus leasehold improvements will be turned over to the Landlord.